FINANCIAL INSTRUMENTS - Fair value measurements for financial instruments (Details) - 7% Convertible Debentures - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Aug. 03, 2016
Disclosure of financial liabilities [line items]
Borrowings, interest rate	7.00%		7.00%
Carrying value | Level 3 | Convertible Debentures
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 5,608	$ 4,177
Carrying value | Level 2 | Derivatives
Disclosure of financial liabilities [line items]
Financial Liabilities	211	0
Fair value | Level 3 | Convertible Debentures
Disclosure of financial liabilities [line items]
Financial Liabilities	5,608	4,177
Fair value | Level 2 | Derivatives
Disclosure of financial liabilities [line items]
Financial Liabilities	$ 211	$ 0